Other operational gain (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Other Nonrecurring Gain	$ 13,727	$ 1,742
Gain on proceeds from war risk insurance policy	2,298
Gain on extinguishment of liability related to supplier	4,066
Gain on Reversal of Accrued Expenses	5,200
Insured Event, Gain (Loss)	$ 2,163	$ 1,742